Summary of Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Summary of Fair Value of Financial Instruments	Summary of Fair Value of Financial Instruments
Determining estimated fair values of our financial instruments such as notes receivable and indebtedness requires considerable judgment to interpret market data. Market assumptions and/or estimation methodologies used may have a material effect on estimated fair value amounts. Accordingly, estimates presented are not necessarily indicative of amounts at which these instruments could be purchased, sold, or settled. Carrying amounts and estimated fair values of financial instruments, for periods indicated, were as follows (in thousands):

	June 30, 2020		December 31, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets and liabilities measured at fair value:
Marketable securities	$1,819	$1,819	$14,591	$14,591
Derivative assets, net	1,852	1,852	1,691	1,691
Derivative liabilities, net	220	220	42	42

Financial assets not measured at fair value:
Cash and cash equivalents	$165,476	$165,476	$262,636	$262,636
Restricted cash	95,318	95,318	135,571	135,571
Accounts receivable, net	19,299	19,299	39,638	39,638
Notes receivable, net	7,981	7,582 to 8,380	7,709	7,323 to 8,095
Due from related parties, net	4,969	4,969	3,019	3,019
Due from third-party hotel managers	12,894	12,894	17,368	17,368

Financial liabilities not measured at fair value:
Indebtedness	$4,116,397	$3,638,266 to $4,021,238	$4,124,658	$3,881,453 to $4,290,027
Accounts payable and accrued expenses	89,152	89,152	124,226	124,226
Accrued interest payable	90,997	90,997	10,115	10,115
Dividends and distributions payable	868	868	20,849	20,849
Due to Ashford Inc., net	2,421	2,421	6,570	6,570
Due to third-party hotel managers	605	605	2,509	2,509

Cash, cash equivalents and restricted cash. These financial assets bear interest at market rates and have original maturities of less than 90 days. The carrying value approximates fair value due to their short-term nature. This is considered a Level 1 valuation technique.
Accounts receivable, net, accounts payable and accrued expenses, dividends and distributions payable, due to/from related parties, net, due to Ashford Inc., net and due to/from third-party hotel managers. The carrying values of these financial instruments approximate their fair values due to their short-term nature. This is considered a Level 1 valuation technique.
Notes receivable, net. The carrying amount of notes receivable, net approximates its fair value. We estimate the fair value of the notes receivable, net to be approximately 95.0% and 105.0% of the carrying value of $8.0 million at June 30, 2020 and approximately 95.0% to 105.0% of the carrying value of $7.7 million as of December 31, 2019.
Marketable securities. Marketable securities consist of U.S. treasury bills, publicly traded equity securities, and put and call options on certain publicly traded equity securities. The fair value of these investments is based on quoted market closing prices at the balance sheet date. See note 10 for a complete description of the methodology and assumptions utilized in determining the fair values.
Derivative assets, net and derivative liabilities, net. Fair value of interest rate caps is determined using the net present value of expected cash flows of each derivative based on the market-based interest rate curve and adjusted for credit spreads of us and our counterparties. Fair values of credit default swap derivatives are obtained from a third party who publishes the CMBX index composition and price data. Fair values of interest rate floors are calculated using a third-party discounted cash flow model based on future cash flows that are expected to be received over the remaining life of the floor. Fair values of options on futures contracts are valued at their last reported settlement price as of the measurement date. See notes 9 and 10 for a complete description of the methodology and assumptions utilized in determining fair values.
Indebtedness. Fair value of indebtedness is determined using future cash flows discounted at current replacement rates for these instruments. Cash flows are determined using a forward interest rate yield curve. Current replacement rates are determined by using the U.S. Treasury yield curve or the index to which these financial instruments are tied and adjusted for credit spreads. Credit spreads take into consideration general market conditions, maturity, and collateral. We estimated the fair value of total indebtedness to be approximately 88.4% to 97.7% of the carrying value of $4.1 billion at June 30, 2020 and approximately 94.1% to 104.0% of the carrying value of $4.1 billion at December 31, 2019. These fair value estimates are considered a Level 2 valuation technique.
Summary of Fair Value of Financial Instruments
Determining estimated fair values of our financial instruments such as notes receivable and indebtedness requires considerable judgment to interpret market data. Market assumptions and/or estimation methodologies used may have a material effect on estimated fair value amounts. Accordingly, estimates presented are not necessarily indicative of amounts at which these instruments could be purchased, sold, or settled. Carrying amounts and estimated fair values of financial instruments, for periods indicated, were as follows (in thousands):

	December 31, 2019		December 31, 2018
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets and liabilities measured at fair value:
Marketable securities	$14,591	$14,591	$21,816	$21,816
Derivative assets, net	1,691	1,691	2,396	2,396
Derivative liabilities, net	42	42	50	50

Financial assets not measured at fair value:
Cash and cash equivalents	$262,636	$262,636	$319,210	$319,210
Restricted cash	135,571	135,571	120,602	120,602
Accounts receivable, net	39,638	39,638	37,060	37,060
Notes receivable, net	7,709	$7,323 to $8,095	—	—
Due from related parties, net	3,019	3,019	—	—
Due from third-party hotel managers	17,368	17,368	21,760	21,760

Financial liabilities not measured at fair value:
Indebtedness	$4,124,658	$3,881,453 to $4,290,027	$3,967,530	$3,773,343 to $4,170,538
Accounts payable and accrued expenses	134,341	134,341	136,757	136,757
Dividends and distributions payable	20,849	20,849	26,794	26,794
Due to Ashford Inc., net	6,570	6,570	23,034	23,034
Due to related parties, net	—	—	1,477	1,477
Due to third-party hotel managers	2,509	2,509	2,529	2,529

Cash, cash equivalents, and restricted cash. These financial assets bear interest at market rates and have original maturities of less than 90 days. The carrying value approximates fair value due to their short-term nature. This is considered a Level 1 valuation technique.
Accounts receivable, net, accounts payable and accrued expenses, dividends and distributions payable, due to/from related parties, net, due to Ashford Inc., net and due to/from third-party hotel managers. The carrying values of these financial instruments approximate their fair values due to their short-term nature. This is considered a Level 1 valuation technique.
Notes receivable, net. The carrying amount of notes receivable, net approximates its fair value. We estimate the fair value of the notes receivable, net to be approximately 95% to 105% of the carrying value of $7.7 million as of December 31, 2019.
Marketable securities. Marketable securities consist of U.S. treasury bills, publicly traded equity securities, and put and call options on certain publicly traded equity securities. The fair value of these investments is based on quoted market closing prices at the balance sheet date. See notes 2 and 11 for a complete description of the methodology and assumptions utilized in determining the fair values.
Indebtedness. Fair value of indebtedness is determined using future cash flows discounted at current replacement rates for these instruments. Cash flows are determined using a forward interest rate yield curve. Current replacement rates are determined by using the U.S. Treasury yield curve or the index to which these financial instruments are tied and adjusted for credit spreads. Credit spreads take into consideration general market conditions, maturity, and collateral. We estimated the fair value of total indebtedness to be approximately 94.1% to 104.0% of the carrying value of $4.1 billion at December 31, 2019 and approximately 95.1% to 105.1% of the carrying value of $4.0 billion at December 31, 2018. This is considered a Level 2 valuation technique.
Derivative assets, net and derivative liabilities, net. Fair value of interest rate caps is determined using the net present value of expected cash flows of each derivative based on the market-based interest rate curve and adjusted for credit spreads of us and our counterparties. Fair values of credit default swap derivatives are obtained from a third party who publishes the CMBX index composition and price data. Fair values of interest rate floors are calculated using a third-party discounted cash flow model based on future cash flows that are expected to be received over the remaining life of the floor. Fair values of options on futures contracts are valued at their last reported settlement price as of the measurement date. See notes 2, 10, and 11 for a complete description of the methodology and assumptions utilized in determining fair values.